Stockholders' Equity (Warrants) (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Apr. 30, 2014
Stockholders Equity Note [Line Items]
Number of warrants called by common stock				6,000,000
Exercise price of warrants				$ 0.75
Number of stock issued upon net share exercises	1,320,000
Number of stock issued on cash exercises of warrants	80,000
Warrants
Stockholders Equity Note [Line Items]
Number of warrants called by common stock			5,000,000
Exercise price of warrants			$ 0.28
Fair value of unvested warrants	0.03	0.03
Warrants | Consultant
Stockholders Equity Note [Line Items]
Number of warrants called by common stock	117,000	117,000	100,000
Number of consultant		5
Exercise price of warrants			$ 0.48
Warrants, vesting period			2 years
Warrants | Vendor
Stockholders Equity Note [Line Items]
Number of warrants called by common stock					75,000
Exercise price of warrants					$ 0.89